Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.7%
Advertising — 1.0%
The Trade Desk, Inc., Class A*	2,334	$1,210,833
Aerospace & Defense — 0.5%
HEICO Corp., Class A	6,182	548,096
Apparel — 0.5%
Carter's, Inc.	7,070	612,121
Auto Parts & Equipment — 0.4%
Visteon Corp.*	7,241	501,222
Banks — 0.3%
Kearny Financial Corp.	45,736	329,757
Walker & Dunlop, Inc.	1,267	67,151
		396,908
Biotechnology — 6.5%
ACADIA Pharmaceuticals, Inc.*	10,805	445,706
Amicus Therapeutics, Inc.*	38,466	543,140
Arcturus Therapeutics Holdings, Inc.*	3,325	142,642
Ascendis Pharma A/S, ADR*	4,364	673,452
BioNTech SE, ADR*	2,861	198,067
Fate Therapeutics, Inc.*	15,683	626,850
FibroGen, Inc.*	12,954	532,668
Generation Bio Co.*	10,703	330,830
Insmed, Inc.*	23,949	769,721
Ligand Pharmaceuticals, Inc.*	10,696	1,019,543
NeoGenomics, Inc.*	38,195	1,409,014
Relay Therapeutics, Inc.*	21,484	915,004
		7,606,637
Building Materials — 0.5%
Summit Materials, Inc., Class A*	34,575	571,870
Chemicals — 2.3%
H.B. Fuller Co.	12,081	553,068
Rogers Corp.*	4,459	437,250
Sensient Technologies Corp.	29,580	1,707,949
		2,698,267
Commercial Services — 5.8%
Avalara, Inc.*	10,204	1,299,377
Cimpress PLC*	4,756	357,461
Euronet Worldwide, Inc.*	10,825	986,158
HealthEquity, Inc.*	8,580	440,755
K12, Inc.*	23,659	623,178
ServiceMaster Global Holdings, Inc.*	44,819	1,787,382
Shift4 Payments, Inc., Class A*	3,418	165,294
TriNet Group, Inc.*	7,581	449,705
WEX, Inc.*	4,852	674,282
		6,783,592
Computers — 4.1%
Cubic Corp.	12,900	750,393
Kornit Digital Ltd.*	23,495	1,524,121
MAXIMUS, Inc.	8,911	609,602
	Number of Shares	Value†

Computers — (continued)
NCR Corp.*	23,831	$527,618
WNS Holdings Ltd., ADR*	22,242	1,422,598
		4,834,332
Diversified Financial Services — 2.8%
Cboe Global Markets, Inc.	9,216	808,612
LendingTree, Inc.*	3,062	939,697
LPL Financial Holdings, Inc.	20,149	1,544,824
		3,293,133
Electric — 0.5%
NRG Energy, Inc.	20,611	633,582
Electrical Components & Equipment — 1.5%
EnerSys	13,089	878,534
Novanta, Inc.*	7,921	834,398
		1,712,932
Electronics — 3.2%
Alarm.com Holdings, Inc.*	13,329	736,427
Brady Corp., Class A	23,864	955,037
Itron, Inc.*	11,311	687,030
National Instruments Corp.	12,314	439,610
OSI Systems, Inc.*	11,663	905,166
		3,723,270
Engineering & Construction — 0.7%
frontdoor, Inc.*	20,794	809,095
Entertainment — 0.4%
Manchester United PLC, Class A	30,889	449,126
Environmental Control — 0.4%
Montrose Environmental Group, Inc.*	21,499	512,106
Food — 3.0%
BellRing Brands, Inc., Class A*	25,834	535,797
Hostess Brands, Inc.*	50,274	619,878
Laird Superfood, Inc.*	36,941	1,694,484
Premium Brands Holdings Corp.	8,522	643,398
		3,493,557
Healthcare Products — 7.7%
Bio-Techne Corp.	5,021	1,243,852
Bruker Corp.	27,714	1,101,631
Cantel Medical Corp.	11,749	516,251
Glaukos Corp.*	14,557	720,863
Globus Medical, Inc., Class A*	24,703	1,223,293
ICU Medical, Inc.*	4,414	806,703
Integra LifeSciences Holdings Corp.*	30,368	1,433,977
Quidel Corp.*	2,264	496,676
STERIS PLC	8,703	1,533,382
		9,076,628

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — 4.1%
Catalent, Inc.*	46,292	$3,965,373
Chemed Corp.	1,749	840,132
		4,805,505
Holding Companies — 1.0%
Kensington Capital Acquistion Corp., Class A(1),*	71,157	1,191,880
Home Builders — 0.5%
Thor Industries, Inc.	6,546	623,572
Household Products & Wares — 1.0%
Helen of Troy Ltd.*	4,272	826,717
Ontex Group N.V.*	29,382	383,226
		1,209,943
Insurance — 0.8%
RLI Corp.	11,138	932,585
Internet — 1.9%
ChannelAdvisor Corp.*	48,505	701,867
Zendesk, Inc.*	14,898	1,533,302
		2,235,169
Machinery — Diversified — 3.0%
CSW Industrials, Inc.	20,173	1,558,364
Gates Industrial Corp. PLC*	39,433	438,495
Nordson Corp.	5,870	1,125,983
Westinghouse Air Brake Technologies Corp.	6,604	408,656
		3,531,498
Metal Fabricate/Hardware — 1.1%
Rexnord Corp.	43,392	1,294,817
Miscellaneous Manufacturing — 3.3%
Carlisle Cos., Inc.	9,835	1,203,509
ITT, Inc.	17,164	1,013,534
John Bean Technologies Corp.	6,215	571,096
Proto Labs, Inc.*	2,844	368,298
Standex International Corp.	11,578	685,418
		3,841,855
Packaging and Containers — 1.4%
Crown Holdings, Inc.*	21,632	1,662,635
Pharmaceuticals — 5.4%
Eagle Pharmaceuticals, Inc.*	12,381	525,945
Global Blood Therapeutics, Inc.*	9,473	522,341
GW Pharmaceuticals PLC, ADR*	5,875	571,931
Heron Therapeutics, Inc.*	23,409	346,921
Heska Corp.*	4,969	490,888
Knight Therapeutics, Inc.*	63,997	278,760
Neurocrine Biosciences, Inc.*	9,335	897,654
Prestige Consumer Healthcare, Inc.*	22,959	836,167
Rhythm Pharmaceuticals, Inc.*	19,218	416,454
Sarepta Therapeutics, Inc.*	4,481	629,267
	Number of Shares	Value†

Pharmaceuticals — (continued)
uniQure N.V.*	6,447	$237,443
Vaxcyte, Inc.*	13,296	656,556
		6,410,327
Real Estate — 0.4%
Jones Lang LaSalle, Inc.	4,435	424,252
Retail — 4.0%
Casey's General Stores, Inc.	4,649	825,895
Dunkin' Brands Group, Inc.	10,366	849,079
National Vision Holdings, Inc.*	22,535	861,738
The Lovesac Co.*	37,222	1,031,422
Vroom, Inc.*	7,895	408,803
Williams-Sonoma, Inc.	7,876	712,305
		4,689,242
Semiconductors — 2.8%
Cree, Inc.*	10,321	657,861
Entegris, Inc.	19,848	1,475,500
ON Semiconductor Corp.*	50,865	1,103,262
		3,236,623
Software — 17.6%
ACI Worldwide, Inc.*	23,264	607,888
Blackbaud, Inc.	21,961	1,226,083
Broadridge Financial Solutions, Inc.	15,039	1,985,148
Cadence Design Systems, Inc.*	9,690	1,033,245
Clarivate PLC*	69,819	2,163,691
Dynatrace, Inc.*	17,187	705,011
Envestnet, Inc.*	14,135	1,090,657
Guidewire Software, Inc.*	7,209	751,682
Intelligent Systems Corp.*	16,329	636,504
J2 Global, Inc.*	7,505	519,496
Jack Henry & Associates, Inc.	4,182	679,951
JFrog Ltd.*	1,001	84,735
LivePerson, Inc.*	26,243	1,364,373
Oak Street Health, Inc.*	6,783	362,483
RealPage, Inc.*	20,667	1,191,246
Sailpoint Technologies Holdings, Inc.*	34,105	1,349,535
SS&C Technologies Holdings, Inc.	36,492	2,208,496
The Descartes Systems Group, Inc.*	34,320	1,954,994
Vertex, Inc., Class A*	7,633	175,559
Yext, Inc.*	38,806	589,075
		20,679,852
Telecommunications — 4.5%
Nice Ltd., ADR*	17,272	3,921,262
PagerDuty, Inc.*	17,094	463,418
Vonage Holdings Corp.*	93,577	957,293
		5,341,973

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 2.8%
CryoPort, Inc.*	31,414	$1,489,023
Saia, Inc.*	14,476	1,826,003
		3,315,026
TOTAL COMMON STOCKS (Cost $76,178,237)		114,894,061

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Diversified — 0.7%
Lamar Advertising Co., Class A (Cost $680,379)	12,343	816,736

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $1,935,462)	1,935,462	1,935,462
TOTAL INVESTMENTS — 100.1% (Cost $78,794,078)		$117,646,259
Other Assets & Liabilities — (0.1)%		(94,547)
TOTAL NET ASSETS — 100.0%		$117,551,712

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
Country Weightings as of 09/30/2020††
United States	87%
Israel	5
United Kingdom	3
Canada	3
India	1
Denmark	1
Total	100%
††	% of total investments as of September 30, 2020
3